6. Concentrations (Quarterly)	9 Months Ended
Mar. 31, 2014
Concentrations Quarterly
6. Concentrations

NOTE 6 – Concentrations

For the three months ended March 31, 2014 and for the period January 29 (inception) to March 31, 2013, the Company’s largest customer accounted for approximately 70% and 27% of sales, respectively. In addition, during the period January 29 (inception) to March 31, 2013 one other customer accounted for approximately 39% of sales.

For the three months ended March 31, 2014 and for the period January 29 (inception) to March 31, 2013, the Company purchased approximately 100% of its products from one distributor.